Shareholder Fees - FidelityBlueChipGrowthFund-KPRO	Sep. 28, 2024 USD ($)
FidelityBlueChipGrowthFund-KPRO | Fidelity Blue Chip Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none